FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Schedule of fair value measurement of assets and liabilities
Categories of financial assets and liabilities (USDm):		Quoted prices (level 1)	Observable input (level 2)	Unobservable input (level 3)	Fair value Total	Amortized cost	Carrying value

2018:

Loans and receivables
Freight receivables	1)	-	-	-	-	86.0	86.0
Other receivables		-	3.7	-	3.7	3.8	7.5
Cash and cash equivalents	1)	-	-	-	-	127.4	127.4
Total		-	3.7	-	3.7	217.2	220.9

Financial liabilities
Mortgage debt and bank loans	2)	-	-	-	-	724.3	724.3
Finance lease liabilities	1)	-	-	-	-	25.3	25.3
Trade payables	1)	-	-	-	-	35.1	35.1
Other liabilities	1)	-	3.4	-	3.4	33.1	36.5
Total		-	3.4	-	3.4	817.8	821.2

2017:

Loans and receivables
Freight receivables	1)	-	-	-	-	71.3	71.3
Other receivables		-	7.6	-	7.6	4.2	11.8
Cash and cash equivalents	1)	-	-	-	-	134.2	134.2
Total		-	7.6	-	7.6	209.7	217.3

Financial liabilities
Mortgage debt and bank loans	2)	-	-	-	-	720.9	720.9
Finance lease liabilities	1)	-	-	-	-	28.2	28.2
Trade payables	1)	-	-	-	-	26.2	26.2
Other liabilities	1)	-	-0.2	-	-0.2	34.0	33.8
Total		-	-0.2	-	-0.2	809.3	809.1

1) Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

2) See note 14.